Investment Securities (Schedule Of Non-Current Investment Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment Securities [Abstract]
Equity securities - non-current, at cost less impairments	$ 9.8	$ 9.2
Debt securities - non-current, at cost less impairments		0.3
Unrealized (losses)/gains on debt securities		(0.1)
Total investment securities - non-current	$ 9.8	$ 9.4